Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of changes in property, plant and equipment

		Furniture &	Chemical
Year ended December 31, 2023	Equipment	fixtures	library	Total
Opening net book amount	41,121	—	—	41,121
Additions	6,842	—	—	6,842
Depreciation charge	(25,359)	—	—	(25,359)
Closing net book amount	22,604	—	—	22,604

		Furniture &	Chemical
As of December 31, 2023	Equipment	fixtures	library	Total
Cost	1,721,251	7,564	1,207,165	2,935,980
Accumulated depreciation	(1,698,647)	(7,564)	(1,207,165)	(2,913,376)
Net book value	22,604	—	—	22,604

		Furniture &	Chemical
Year ended December 31, 2024	Equipment	fixtures	library	Total
Opening net book amount	22,604	—	—	22,604
Additions	1,273	—	—	1,273
Depreciation charge	(3,759)	—	—	(3,759)
Assets transferred to Neurosterix Pharma Sàrl	(18,987)	—	—	(18,987)
Closing net book amount	1,131	—	—	1,131

		Furniture &	Chemical
As of December 31, 2024	Equipment	fixtures	library	Total
Cost	84,775	—	—	84,775
Accumulated depreciation	(83,644)	—	—	(83,644)
Net book value	1,131	—	—	1,131